TAXATION (Schedule of Income Tax Expenses (Benefits) from Continuing Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current tax expense	$ 954	$ 2,282	$ 18,669
Deferred tax benefit	(10,498)	(21,271)	(317)
Income Tax Expenses (Benefit) from Continuing Operations	$ (9,544)	$ (18,989)	$ 18,352